REGIONS FUNDS

        (formerly, First Priority Funds)
Regions Treasury Money Market Fund
Regions Limited Maturity Government Fund
Regions Fixed Income Fund
Regions Balanced Fund
Regions Value Fund
Regions Growth Fund
Regions Aggressive Growth Fund

SUPPLEMENT TO COMBINED PROSPECTUS DATED JANUARY 31, 1999

On page 18 of the Combined Prospectus please delete the second bullet point of the section entitled "You will not be charged a CDSC when redeeming Shares" which reads as follows:

        "o if you are a Regions Management Account customer; or"

                                                                     May 7, 1999

[Graphic]
Federated Investors

Federated Securities Corp., Distributor

Cusip 75913Q886 Cusip 75913Q860 Cusip 75913Q740 Cusip 75913Q100 Cusip 75913Q506
Cusip 75913Q308 Cusip 75913Q845 Cusip 75913Q878 Cusip 75913Q852 Cusip 75913Q803
Cusip 75913Q209 Cusip 75913Q605 Cusip 75913Q407

G01989-16 (5/99)